Income Taxes	12 Months Ended
Dec. 31, 2025
Income taxes [Abstract]
Income Taxes	Income Taxes
For tax reporting purposes, the Company consolidates its entities under GLOBALFOUNDRIES Inc., a Cayman Islands entity as described in Note 1. Organization. Accordingly, the Company has presented the domestic portion of the disclosures below based on its country of domicile in the Cayman Islands.
As a Cayman Islands corporation, the Company’s domestic statutory income tax rate is 0.00%. The difference between the Company’s domestic statutory income tax rate and its (expense) benefit for income taxes is due to the effect of the tax rates in the other jurisdictions in which the Company operates. Principally, for the years ended December 31, 2025 and 2024, the Company is subject to U.S. federal and state taxes with a combined statutory tax rate of 21.8% and 21.8%, respectively, German corporation and trade taxes with a combined statutory tax rate of 31.6%, and Singapore’s statutory tax rate of 17.0%.
Income tax expense consisted of the following:

(in millions)	December 31, 2025	December 31, 2024	December 31, 2023
Current income tax expense:
Current income tax benefit (expense)	$(33)	$(21)	$(13)
Adjustments in respect of current income tax of previous year	—	(6)	(3)
Deferred tax
Net operating and investment allowance carryforwards	(125)	(20)	(74)
Currency effect on non-monetary assets of subsidiary	84	(45)	23
Other change in temporary differences	51	—	1
Income tax expense reported in the consolidated statements of operations	$(23)	$(92)	$(66)
A reconciliation between tax expense and accounting profit multiplied by the Company’s statutory rate of 0.0% is as follows:

(in millions)	December 31, 2025	December 31, 2024	December 31, 2023
Income (Loss) before income taxes	$911	$(170)	$1,084
Tax at Enacted Statutory Rate	$—	$—	$—
Foreign tax rate differential	(159)	80	(65)
Adjustments in respect to current income tax of previous years	—	(6)	(1)
Impact of unrecognized deferred tax assets	29	(116)	(20)
Impact of recognized deferred tax assets	187	—	—
Non-deductible expenses for tax purposes	(12)	(23)	—
Effects of change in tax status	(116)	—	—
Effects of foreign exchange gains (loss)	79	(35)	10
Impact of change in liability for uncertain tax positions	(3)	—	3
Withholding Tax	(6)	—	—
Other effects	(22)	8	7
Income tax (expense) benefit	$(23)	$(92)	$(66)
Effective income tax rate	(2.5)%	54.1%	(6.1)%
In 2024, the Company became subject to the Pillar 2 model rules ("Pillar 2") as published by the Organization for Economic Cooperation and Development (“OECD”). These rules are designed to ensure large multinational Companies within the scope of the rules pay a minimum level of tax in each jurisdiction where they operate. In general, Pillar 2 applies a system of top-up taxes to bring the Company's effective tax rate in each jurisdiction to a minimum of 15.0%. We have performed an assessment of the Company’s potential exposure to Pillar 2 income taxes based on the most recent financial information available for the jurisdictions in which the Company operates. Based on the assessment, the Pillar 2 effective tax rates in most of the jurisdictions in which the Company operates are above 15.0% and the Company has determined it is not subject to top-up tax in Germany, the U.S. and Singapore.
The Company has determined it is not probable that deferred tax assets will be realized in the U.S., however it is probable that deferred tax assets will be realized in Singapore and Germany.
Components of the Company’s deferred tax assets and liabilities are attributable as follows:

(in millions)	December 31, 2025	December 31, 2024
Accelerated depreciation on property, plant and equipment	$(168)	$(33)
Losses, credits and investment allowances available for offsetting against future taxable income	266	180
Accrued expenses	47	9
Other	(30)	7
Net deferred tax assets	$115	$163
The classification of the net deferred tax assets in the statements of financial position is as follows:

(in millions)	December 31, 2025	December 31, 2024
Deferred tax assets	$231	$188
Deferred tax liabilities(1)	(116)	(25)
Net deferred tax assets	$115	$163
(1)     Included in Other non-current liabilities in the statements of financial position.
Total unrecognized deferred tax assets as of December 31, 2025 and 2024 were $3.6 billion and $3.8 billion, respectively. The amount as of December 31, 2025 is composed of $3.5 billion related to the U.S. and $72 million related to Germany. The amount as of December 31, 2024 was composed of $3.6 billion in the U.S. and $249 million in Germany. The Company does not anticipate any significant changes to the total amount of unrecognized deferred tax assets within the next 12 months following the reporting date. Deferred tax assets have not been recognized with respect to these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits.
Unutilized gross operating and other loss carryforwards are as follows:

Type	December 31, 2025	December 31, 2024	Expiration as of December 31, 2025
(in millions)
U.S. Gross Operating Loss Carryforwards
U.S. Federal	$6,665	$5,724	2035–2037 ($4,227 million)
California	944	821	Beginning 2028
Other States	904	888	Beginning 2026
Singapore Gross Loss Carryforwards
Corporate Tax	$—	$58	Do not expire
Investment Losses	478	843	Do not expire
Capital Allowances	39	150	Do not expire
Germany Gross Loss Carryforwards
Corporate Tax	$937	$990	Do not expire
Trade Tax	658	724	Do not expire
In addition, the Company has U.S. federal research and development tax credit carryforwards of $212 million and $175 million for the years December 31, 2025 and 2024, respectively, that will expire in years 2027 through 2045. The Company has California research and development tax credits of $36 million and $21 million as of December 31, 2025 and 2024, respectively, that do not expire. The Company has foreign tax credit carryforward in the United States of $53 million and $31 million for 2025 and 2024, respectively. The credits will begin to expire in 2027. The Company has Corporate Alternative Minimum Tax (CAMT) credit carryforwards of $0 and $11 million for 2025 and 2024, respectively. The Company has nonrefundable New York Empire Zone credit carryforwards of $944 million and $947 million as of December 31, 2025 and 2024, respectively, that do not expire. Four other states have research and development tax credits - Texas, Minnesota, Vermont and New Jersey for which the Company has calculated a total credit carryforward of $10 million and $11 million for the years ended December 31, 2025 and 2024, respectively. These credits have a carryforward that expires between 2026 through 2044. The Company’s U.S. carryforward attributes have not been recognized as deferred tax assets.
At December 31, 2025 and 2024, no deferred tax liabilities were recorded for taxes that would be payable on the undistributed earnings of the Company’s subsidiaries. It is the Company’s intention to indefinitely reinvest the undistributed earnings of its foreign subsidiaries except in certain limited cases, which are not expected to have a material tax effect on the consolidated financial statements. The cash that is permanently reinvested is typically used to expand operations.
A reconciliation of deferred taxes, net is as follows:

(in millions)	December 31, 2025	December 31, 2024
Beginning balance	$163	$235
Tax (expense) benefit recognized to consolidated statements of operations	10	(65)
Tax (expense) benefit recognized to other comprehensive income (loss)	(6)	2
Deferred tax liabilities recognized from acquisition purchase accounting	(52)	(9)
Ending balance	$115	$163
All current tax expense is recorded to the statement of operations. For the years ended December 31, 2025 and 2024, the Company recognized a deferred tax expense of $6 million and a deferred tax benefit of $2 million, respectively, in other comprehensive income related to the revaluation of cash flow hedges. For the year ended December 31, 2025, the Company also recorded a $52 million deferred tax liability through Goodwill related to identified intangible assets from multiple acquisitions.
As of December 31, 2025 and 2024, the Company has $7 million and $8 million current tax receivable positions, respectively, related to its subsidiaries in the U.S. and Europe.
As of December 31, 2025 and 2024, the Company reported current income tax payable of $33 million and $21 million, respectively. These amounts consist of $18 million and $13 million in Germany, $2 million in the United States/Cayman Islands for both periods, $7 million and $6 million in Singapore, $4 million and $0 in the Netherlands and $2 million and $0 in the other APAC jurisdictions, respectively. Included in these balances as of December 31, 2025 and 2024, are uncertain tax provisions totaling $2 million in the United States for both periods, $5 million and $4 million in Singapore and $5 million in Germany for both periods, primarily related to exposure arising from unutilized capital allowances and domestic related party transactions.